Trust for Incentive - Additional Information (Details) - Incentive Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Trust for Incentive [Line Items]
Long Term incentive plan aggregate amount	$ 1,400
Obligations under incentive plan recorded in short term investments	393
Obligations under incentive plan recorded in long term investments	534
Amount paid under incentive plan	535
Incentives accrued as deferred compensation liability	$ 261